Related parties (Tables)	12 Months Ended
Dec. 31, 2012
Executive Board and Board of Directors loans
in	2012		2011		2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18		19

Additions	3		5		5

Reductions	(17)		(1)		(6)

Balance at end of period	8	[1]	22		18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	34	[2]	35		25

Additions	12		2		14

Reductions	(5)		(3)		(4)

Balance at end of period	41	[2]	34	[2]	35

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was seven and five, respectively.

Loans outstanding made by the Group or any subsidiaries to equity method investees
Loans outstanding made by the Group or any subsidiaries to equity method investees
in	2012	2011	2010

Loans outstanding made by the Group or any subsidiaries to equity method investees (CHF million)

Balance at beginning of period	13	45	83

Net borrowings/(repayments)	(1)	(32)	(38)

Balance at end of period	12	13	45

Bank
Executive Board and Board of Directors loans
Loans to members of the Executive Board and the Board of Directors
	2012		2011	2010

Loans to members of the Executive Board (CHF million)

Balance at beginning of period	22	[1]	18	19

Additions	3		5	5

Reductions	(17)		(1)	(6)

Balance at end of period	8	[1]	22	18

Loans to members of the Board of Directors (CHF million)

Balance at beginning of period	33	[2]	34	24

Additions	13		2	14

Reductions	(5)		(3)	(4)

Balance at end of period	41	[2]	33	34

1 The number of individuals with outstanding loans at the beginning and end of the year was six and three, respectively. 2 The number of individuals with outstanding loans at the beginning and end of the year was six and five, respectively.

Related party assets and liabilities
Related party assets and liabilities
end of	2012	2011

Assets (CHF million)

Cash and due from banks	386	977

Interest-bearing deposits with banks	1,775	1,910

Trading assets	213	268

Net loans	7,894	7,950

Other assets	58	67

Total assets	10,326	11,172

Liabilities (CHF million)

Due to banks/customer deposits	1,915	2,856

Trading liabilities	209	21

Long-term debt	4,907	6,872

Other liabilities	206	227

Total liabilities	7,237	9,976

Related party revenues and expenses
Related party revenues and expenses
in	2012	2011	2010

Revenues (CHF million)

Interest and dividend income	54	61	78

Interest expense	(117)	(195)	(252)

Net interest income	(63)	(134)	(174)

Commissions and fees	6	(50)	(71)

Other revenues	174	201	205

Net revenues	117	17	(40)

Expenses (CHF million)

Total operating expenses	270	309	400

Related party guarantees
Related party guarantees
end of	2012	2011

Guarantees (CHF million)

Credit guarantees and similar instruments	1	1

Performance guarantees and similar instruments	0	1

Derivatives	0	0

Other guarantees	0	2

Total guarantees	1	4